Note 2 - Principles Of Consolidation, Acounting policies and measurement bases applied and recent IFRS pronouncements - GPI Venezuela - Description Of Initial Aplications (Details)	12 Months Ended
Dec. 31, 2017
IAS 12 Member [Member]
Initial Application Of Standards Or Interpretations Line Items
Title Of Initially Applied IFRS	IAS 12 – “Income Taxes. Recognition of Deferred Tax Assets for Unrealized Losses”
Nature Of Change In Accounting Policy	The amendments made to IAS 12 clarify the requirements on recognition of deferred tax assets for unrealized losses. The following aspects are clarified: An unrealized loss on a debt instrument measured at fair value gives rise to a deductible temporary difference regardless of whether the holder expects to recover its carrying amount by holding the debt instrument until maturity or by selling the debt instrument. An entity assesses the utilization of deductible temporary differences in combination with other deductible temporary differences. In circumstances in which tax laws restricts the utilization of tax losses, an entity would assess a deferred tax asset in combination with other deferred tax assets of the appropriate type. An entity’s estimate of future taxable profit can include the recovery of its assets for amounts more than their carrying amounts if there is sufficient evidence to conclude that it is probable that the entity will achieve this. An entity’s estimate of future taxable profit excludes tax deductions resulting from the reversal of deductible temporary difference.
IAS 7 Member [Member]
Initial Application Of Standards Or Interpretations Line Items
Title Of Initially Applied IFRS	IAS 7 – “Statement of Cash Flows. Disclosure Initiative”
Nature Of Change In Accounting Policy	The amendments to IAS 7 introduce the following new disclosure requirements related to changes in liabilities arising from financing activities, to enable users of financial statements to evaluate changes in those liabilities: changes from financing cash flows; changes arising from obtaining or losing control of subsidiaries or other businesses; the effect of changes in foreign exchange rates; changes in fair values; and other changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the statement of cash flows as cash flows arising from financing activities. Additionally, the disclosure requirements also apply to changes in financial assets if cash flows from those financial assets were, or future cash flows will be, included in cash flows from financing activities.
Small Modification IAS 12 Member [Member]
Initial Application Of Standards Or Interpretations Line Items
Title Of Initially Applied IFRS	Annual improvements cycle to IFRSs 2014-2016 – Minor amendments to IFRS 12
Nature Of Change In Accounting Policy	The annual improvements cycle to IFRSs 2014-2016 includes minor changes and clarifications to IFRS 12 – Disclosure of Interests in Other Entities.